UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                   8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Bond Index Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Bond Index Portfolio

Improving fundamentals, strong technicals and compelling relative valuations drove aggressive risk appetites and steady credit market improvement consistently throughout the year. During 2003, the Lehman Brothers U.S. Credit Index soared 80 basis points tighter, highlighting 2003 as the best year for credit ever on record. Additionally, the Credit Index ended the year at its tightest spread level since the summer of 1998. This mammoth tightening in the overall market and the volatility in interest rates contributed to the Portfolio's underperformance versus the Lehman Aggregate Bond Index (the "Index") during 2003. Although the Portfolio is matched to the Index as to investment type, duration and quality, replication of the unusual swings in interest rates and extraordinary credit spread compression during 2003 was challenging, especially given the Portfolio's size. As of December 31, 2003, the Portfolio had over 120 securities with a market value of roughly $143 million, compared to the Index, which had over 6,700 securities worth $8.2 trillion. Looking forward to 2004, we have learned that while it is difficult to predict what the capital markets are going to do next, careful individual security selection will be rewarded. As cash comes into the Portfolio in 2004, we will first invest in the most heavily weighted sectors of the Index, Treasuries and MBS ("AAA" securities), and selectively invest in the remaining sectors as opportunities arise. Going forward, we expect the Portfolio to perform in line with the Index in a more normalized market environment.

           Maxim Bond Index Portfolio   Lehman Aggregate Bond Index

12/1/1993         10000                        10000
12/31/1994        9685                         9708.4
12/31/1995        11303.36                     11501.93
12/31/1996        11657.16                     11919.56
12/31/1997        12455.67                     13070.28
12/31/1998        13337.54                     14205.56
12/31/1999        13296.19                     14089.08
12/31/2000        14796                        15727.64
12/31/2001        15908.66                     17055.05
12/31/2002        17450.21                     18804.9
12/31/2003        17987.67                     19575.9


Maxim Bond Index Portfolio
Total Return -

One Year:  3.08%
Five Year: 6.17%
Ten Year:  6.05%

Portfolio Inception: 12/1/92

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Bond Index Portfolio, made at its inception, with the performance of the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Bond Index Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bond Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2003 and 2002

Maxim Bond Index Portfolio
MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                                  $      142,809,790
     Cash                                                                                      53,998
     Interest receivable                                                                    1,573,397
     Subscriptions receivable                                                                 525,231
                                                                                     -----------------
                                                                                     -----------------

     Total assets                                                                         144,962,416
                                                                                     -----------------
                                                                                     -----------------

LIABILITIES:

     Due to investment adviser                                                                 66,668
     Redemptions payable                                                                      833,703
                                                                                     -----------------
                                                                                     -----------------

     Total liabilities                                                                        900,371
                                                                                     -----------------
                                                                                     -----------------

NET ASSETS                                                                         $      144,062,045
                                                                                     =================
                                                                                     =================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $        1,079,668
     Additional paid-in capital                                                           135,643,177
     Net unrealized appreciation on investments                                             6,469,983
     Undistributed net investment income                                                       18,037
     Accumulated net realized gain on investments                                             851,180
                                                                                     -----------------
                                                                                     -----------------

NET ASSETS                                                                         $      144,062,045
                                                                                     =================
                                                                                     =================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $            13.34
                                                                                     =================
                                                                                     =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           200,000,000
     Outstanding                                                                           10,796,678

(1)  Cost of investments in securities:                                            $      136,339,807

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest                                                                      $         9,252,918
    Income from securities lending                                                             17,676
                                                                                    ------------------
                                                                                    ------------------

    Total income                                                                            9,270,594
                                                                                    ------------------
                                                                                    ------------------

EXPENSES:

    Management fees                                                                           933,946
                                                                                    ------------------
                                                                                    ------------------

NET INVESTMENT INCOME                                                                       8,336,648
                                                                                    ------------------
                                                                                    ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                                                        1,296,097
    Change in net unrealized appreciation on investments                                   (4,135,605)
                                                                                    ------------------
                                                                                    ------------------

    Net realized and unrealized loss on investments                                        (2,839,508)
                                                                                    ------------------
                                                                                    ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $         5,497,140
                                                                                    ==================
                                                                                    ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                         2003              2002
                                                                      ------------      ------------
                                                                      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                           $   8,336,648     $   8,978,261
    Net realized gain on investments                                    1,296,097           544,185
    Change in net unrealized appreciation on investments               (4,135,605)        7,238,515
                                                                      ------------      ------------
                                                                      ------------      ------------

    Net increase in net assets resulting from operations                5,497,140        16,760,961
                                                                      ------------      ------------
                                                                      ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                         (8,004,313)       (8,737,865)
    From net realized gains                                            (1,052,179)         (559,157)
                                                                      ------------      ------------
                                                                      ------------      ------------

    Total distributions                                                (9,056,492)       (9,297,022)
                                                                      ------------      ------------
                                                                      ------------      ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                 100,625,516       139,154,284
    Reinvestment of distributions                                       9,056,492         9,297,022
    Redemptions of shares                                             (164,521,058)     (136,192,102)
                                                                      ------------      ------------
                                                                      ------------      ------------

    Net increase (decrease) in net assets resulting from share transac(54,839,050)       12,259,204
                                                                      ------------      ------------
                                                                      ------------      ------------

    Total increase (decrease) in net assets                           (58,398,402)       19,723,143

NET ASSETS:
    Beginning of period                                               202,460,447       182,737,304
                                                                      ------------      ------------
                                                                      ------------      ------------

    End of period  (1)                                              $ 144,062,045     $ 202,460,447
                                                                      ============      ============
                                                                      ============      ============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                                7,375,574        10,358,165
    Issued in reinvestment of distributions                               667,927           697,076
    Redeemed                                                          (12,100,041)      (10,143,463)
                                                                      ------------      ------------
                                                                      ------------      ------------

    Net increase (decrease)                                            (4,056,540)          911,778
                                                                      ============      ============
                                                                      ============      ============

(1) Including undistributed net investment income                   $      18,037     $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                         Year Ended December 31,
                                        ------------------------------------------------------------
                                        ------------------------------------------------------------
                                          2003        2002 ~      2001 ~       2000 ~      1999 ~
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------
Net Asset Value, Beginning of Period  $     13.63  $     13.11 $     12.86  $     12.28 $     13.01

Income from Investment Operations

Net investment income                        0.61         0.21        0.69         0.77        0.70
Net realized and unrealized gain (loss)     (0.19)        0.56        0.27         0.57       (0.74)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Income (Loss) From

    Investment Operations                    0.42         0.77        0.96         1.34       (0.04)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Less Distributions

From net investment income                  (0.61)       (0.21)      (0.71)       (0.76)      (0.69)
From net realized gains                     (0.10)       (0.04)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Distributions                         (0.71)       (0.25)      (0.71)       (0.76)      (0.69)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Net Asset Value, End of Period        $     13.34  $     13.63 $     13.11  $     12.86 $     12.28
                                        ==========   ==========  ==========   ==========  ==========
                                        ==========   ==========  ==========   ==========  ==========


Total Return                                3.08%        9.69%       7.52%       11.28%      (0.31%)

Net Assets, End of Period ($000)      $   144,062  $   202,460 $   182,737  $   147,990 $   133,485

Ratio of Expenses to Average Net Assets     0.50%        0.50%       0.50%        0.50%       0.56%

Ratio of Net Investment Income to

    Average Net Assets                      4.47%        5.01%       5.60%        6.24%       5.56%

Portfolio Turnover Rate                    13.66%       53.33%      56.51%       27.38%     127.95%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $9,424,650 and $27,698,144, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $15,383,941 and $46,500,723, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $136,023,411. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,022,364 and gross depreciation of securities in which there was an excess of tax cost over value of $235,985, resulting in net appreciation of $6,786,379.

5.

 SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. No securities were on loan as of December 31, 2003.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2003 and 2002 were as follows:

                                                                    2003            2002
                                                                 ------------    ------------
     Distributions paid from:
        Ordinary income                                          $ 8,096,213     $ 8,656,701
        Long-term capital gain                                       960,279         640,321
                                                                 ------------    ------------
                                                                 ------------    ------------
                                                                 $ 9,056,492
                                                                 ============    ============


      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                                               $    24,711
     Undistributed capital gains                                                     528,110

                                                                                 ------------
                                                                                 ------------
     Net accumulated earnings                                                        552,821
                                                                                 ------------
                                                                                 ------------

     Net unrealized appreciation on investments                                    6,786,379
     Capital loss carryforwards                                                            0
     Post-October losses                                                                   0

                                                                                 ------------
                                                                                 ------------
     Total accumulated gain on investments                                       $ 7,339,200
                                                                                 ============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. For the year ended December 31, 2003 the Portfolio reclassified $314,298 from undistributed net investment income to accumulated net realized gain on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

Maxim Bond Index Portfolio

BONDS

AEROSPACE & DEFENSE --- 1.04%
  1,400,000 Northrop Grumman Corp                                      1,474,831
            Notes
            8.625% October 15, 2004

                                                                      $1,474,831

AGENCY --- 42.82%

    101,281 Fannie Mae                                                   106,906
            7.000% December 1, 2007
  1,310,686 Fannie Mae                                                 1,395,880
            7.000% July 1, 2032
    160,994 Fannie Mae                                                   170,600
            7.000% July 1, 2029
    853,134 Fannie Mae                                                   887,345
            5.500% May 1, 2014
  1,381,308 Fannie Mae                                                 1,431,029
            6.000% January 1, 2029
    403,567 Fannie Mae                                                   418,094
            6.000% May 1, 2029
     40,193 Fannie Mae                                                    43,031
            8.000% June 1, 2012
    542,938 Fannie Mae                                                   580,213
            7.000% May 1, 2011
  1,224,304 Fannie Mae                                                 1,281,208
            6.500% July 1, 2029
    987,114 Fannie Mae                                                 1,024,161
            5.500% January 1, 2017
    198,730 Fannie Mae                                                   206,247
            6.000% March 1, 2026
  1,516,666 Fannie Mae                                                 1,592,499
            6.500% June 1, 2032
  2,713,843 Fannie Mae                                                 2,859,712
            6.000% July 1, 2017
    292,172 Fannie Mae                                                   303,888
            5.500% March 1, 2014
    419,253 Fannie Mae                                                   444,043
            6.500% November 1, 2009
  1,026,373 Fannie Mae                                                 1,040,807
            5.500% May 1, 2033
  1,291,365 Fannie Mae                                                 1,375,304
            7.000% June 1, 2032
    571,810 Fannie Mae                                                   606,721
            6.500% December 1, 2013
    515,579 Fannie Mae                                                   539,847
            6.500% November 1, 2028
     84,534 Fannie Mae                                                    90,503
            8.000% December 1, 2012
  6,158,107 Fannie Mae                                                 6,368,172
            6.000% January 1, 2033
    609,581 Fannie Mae                                                   631,523
            6.000% July 1, 2029
  2,594,985 Fannie Mae                                                 2,650,940
            5.000% June 1, 2018
    649,128 Fannie Mae                                                   691,050
            7.000% June 1, 2022
    344,689 Fannie Mae                                                   376,963
            8.000% November 1, 2022
    438,266 Fannie Mae                                                   460,833
            6.500% December 1, 2023
    600,000 Fannie Mae                                                   665,099
            6.000% May 15, 2008
    338,556 Fannie Mae                                                   355,928
            6.000% October 1, 2013
  1,500,000 Fannie Mae **                                              1,705,329
            6.625% November 15, 2030
  3,500,000 Fannie Mae **                                              3,767,288
            5.250% April 15, 2007
  1,000,000 Fannie Mae **                                              1,143,479
            6.625% September 15, 2009
  1,000,000 Fannie Mae **                                              1,015,680
            3.500% September 15, 2004
  1,000,000 Fannie Mae **                                              1,070,545
            5.500% February 15, 2006
  2,000,000 Federal Home Loan Bank **                                  2,049,236
            3.250% August 15, 2005
  2,000,000 Federal Home Loan Bank **                                  1,991,752
            4.500% November 15, 2012
    343,695 Freddie Mac                                                  360,661
            6.000% April 1, 2017
    522,319 Freddie Mac                                                  553,238
            6.500% March 1, 2016
    926,624 Freddie Mac                                                  985,986
            7.000% July 1, 2032
    427,690 Freddie Mac                                                  446,192
            6.000% March 1, 2031
    615,864 Freddie Mac                                                  648,967
            6.500% November 1, 2032
  2,299,142 Freddie Mac                                                2,328,093
            5.500% June 1, 2033
    880,182 Freddie Mac                                                  927,492
            6.500% November 1, 2032
    521,377 Freddie Mac                                                  554,777
            7.000% May 1, 2032
    169,229 Freddie Mac                                                  175,161
            6.000% April 1, 2029
     56,485 Freddie Mac                                                   60,658
            7.500% August 1, 2030
    747,733 Freddie Mac                                                  787,923
            6.500% November 1, 2032
    565,044 Freddie Mac                                                  592,163
            6.500% April 1, 2029

    241,032 Freddie Mac                                                  252,600
            6.500% July 1, 2029
     93,683 Freddie Mac                                                   98,431
            6.000% February 1, 2011
  1,765,889 Freddie Mac                                                1,767,735
            4.500% March 1, 2018
  2,728,742 Freddie Mac                                                2,830,317
            5.500% February 1, 2018
  1,679,301 Freddie Mac                                                1,769,564
            6.500% November 1, 2032
    350,905 Freddie Mac                                                  377,492
            7.500% May 1, 2027
    256,399 Freddie Mac                                                  270,180
            6.500% November 1, 2032
    158,572 Freddie Mac                                                  166,182
            6.500% August 1, 2029
  1,000,000 Freddie Mac **                                             1,078,492
            5.950% January 19, 2006
    600,000 Freddie Mac **                                               643,417
            5.125% October 15, 2008
     57,208 Ginnie Mae                                                    61,383
            7.000% January 15, 2023
      7,828 Ginnie Mae                                                     8,313
            8.000% August 15, 2006
     13,174 Ginnie Mae                                                    14,135
            7.000% March 15, 2023
     18,114 Ginnie Mae                                                    19,422
            8.000% June 15, 2007
    163,570 Ginnie Mae                                                   182,832
            9.000% January 15, 2017
    103,096 Ginnie Mae                                                   111,029
            7.500% September 15, 2025
    190,612 Ginnie Mae                                                   212,831
            9.000% April 15, 2021
    125,705 Ginnie Mae                                                   135,377
            7.500% December 15, 2025
      7,095 Ginnie Mae                                                     7,607
            8.000% March 15, 2007
     67,509 Ginnie Mae                                                    72,704
            7.500% November 15, 2025
     19,311 Ginnie Mae                                                    20,705
            8.000% April 15, 2007
    450,011 Ginnie Mae                                                   474,943
            6.500% June 15, 2029
    313,410 Ginnie Mae                                                   336,243
            7.000% July 15, 2025
     13,744 Ginnie Mae                                                    14,737
            8.000% January 15, 2007
    230,993 Ginnie Mae                                                   247,997
            7.500% November 15, 2029
     18,051 Ginnie Mae                                                    19,168
            8.000% December 15, 2006
     37,376 Ginnie Mae                                                    40,104
            7.000% February 15, 2023
    145,116 Ginnie Mae II                                                154,639
            7.500% December 20, 2029
                                                                     $61,151,745

AIRLINES --- 0.71%

    943,220 Delta Air Lines Inc                                        1,009,337
            6.718% January 2, 2023
                                                                      $1,009,337

BANKS --- 2.31%

  1,000,000 Bank of America Corp                                       1,055,726
            Notes
            4.750% October 15, 2006

  1,000,000 Suntrust Bank of Central Florida                           1,139,234
            Subordinated Notes
            6.900% July 1, 2007

  1,000,000 Wells Fargo & Co                                           1,102,678
            Subordinated Notes
            6.875% April 1, 2006

                                                                      $3,297,638

BROADCAST/MEDIA --- 1.01%

  1,300,000 News America Inc                                           1,445,916
            Senior Notes
            6.625% January 9, 2008

                                                                      $1,445,916

CANADIAN - PROVINCIAL --- 1.70%
  1,300,000 Province of Ontario                                        1,339,217
            Bonds
            7.625% June 22, 2004

  1,000,000 Province of Quebec                                         1,093,365
            Bonds
            5.750% February 15, 2009

                                                                      $2,432,582

CHEMICALS --- 0.81%

  1,000,000 EI du Pont de Nemours & Co                                 1,156,659
            Notes
            6.875% October 15, 2009

                                                                      $1,156,659

COMMERCIAL MORTGAGE BACKED --- 2.66%
    625,809 Commercial Mortgage Acceptance Corp                          679,889
            Series 1999-C1 Class A1
            6.790% June 15, 2031

  1,000,000 Merrill Lynch Mortgage Investors Inc                       1,093,341
            Series 1998-C2 Class A2
            6.390% February 15, 2030

  1,875,347 Morgan Stanley Dean Witter Capital I                       2,029,005
            Series 1999-CAM1 Class A3
            6.920% March 15, 2032

                                                                      $3,802,235

CONGLOMERATES --- 0.72%

  1,000,000 3M Co                                                      1,034,857
            Notes
            4.150% June 30, 2005

                                                                      $1,034,857

ELECTRIC COMPANIES --- 0.74%
  1,000,000 Baltimore Gas & Electric Co                                1,063,161
            Notes
            5.250% December 15, 2006

                                                                      $1,063,161

FINANCIAL SERVICES --- 5.02%
  1,000,000 American Express Credit Corp                                 978,671
            Notes
            3.000% May 16, 2008

  2,000,000 Citigroup Inc                                              2,254,952
            Notes
            6.500% January 18, 2011

  1,500,000 General Electric Capital Corp                              1,762,259
            Notes
            7.375% January 19, 2010

  1,000,000 General Motors Acceptance Corp                             1,070,250
            Notes
            6.125% September 15, 2006

  1,000,000 Household Finance Corp                                     1,101,184
            Notes
            6.375% October 15, 2011

                                                                      $7,167,316

FOOD & BEVERAGES --- 3.51%
  1,000,000 Anheuser-Busch Co Inc                                      1,026,620
            Debentures
            5.950% January 15, 2033

  1,500,000 ConAgra Foods Inc                                          1,789,754
            Notes
            7.875% September 15, 2010

  1,000,000 General Mills Inc                                          1,069,368
            Notes
            6.000% February 15, 2012

  1,000,000 Kellogg Co                                                 1,120,692
            Notes
            6.600% April 1, 2011

                                                                      $5,006,434

FOREIGN BANKS --- 1.05%
  1,300,000 African Development Bank                                   1,500,632
            Subordinated Notes
            6.875% October 15, 2015

                                                                      $1,500,632

FOREIGN GOVERNMENTS --- 1.43%
  1,000,000 Government of Italy                                        1,002,772
            Bonds
            2.500% March 31, 2006

  1,000,000 Government of Mexico                                       1,037,500
            Notes
            6.375% January 16, 2013

                                                                      $2,040,272

GOLD, METALS & MINING --- 0.82%
  1,000,000 Alcoa Inc                                                  1,172,220
            Notes
            7.375% August 1, 2010

                                                                      $1,172,220

HOUSEHOLD GOODS --- 0.81%
  1,000,000 Procter & Gamble Co                                        1,155,200
            Unsubordinated Notes
            6.875% September 15, 2009

                                                                      $1,155,200

INSURANCE RELATED --- 0.76%
  1,000,000 MetLife Inc                                                1,090,597
            Senior Notes
            6.125% December 1, 2011

                                                                      $1,090,597

INVESTMENT BANK/BROKERAGE FIRM --- 1.56%
  1,000,000 Goldman Sachs Group Inc                                    1,131,148
            Notes
            6.650% May 15, 2009

  1,000,000 Merrill Lynch & Co Inc                                     1,099,312
            Notes
            6.000% February 17, 2009

                                                                      $2,230,460

LEISURE & ENTERTAINMENT --- 2.02%
  1,000,000 AOL Time Warner Inc                                        1,088,035
            Notes
            6.150% May 1, 2007

  1,500,000 Viacom Inc Class B                                         1,792,805
            Notes
            7.700% July 30, 2010

                                                                      $2,880,840

OIL & GAS --- 1.01%
  1,300,000 Kinder Morgan Inc                                          1,437,389
            Senior Notes
            6.800% March 1, 2008

                                                                      $1,437,389

OTHER ASSET-BACKED --- 1.83%
  1,500,000 Citibank Credit Card Master Trust I                        1,500,985
            Series 1998-9 Class A
            5.300% January 9, 2006

  1,035,000 Comed Transitional Funding Trust                           1,111,495
            Series 1998-1 Class A-6
            5.630% June 25, 2009

                                                                      $2,612,480

PAPER & FOREST PRODUCTS --- 1.00%
  1,300,000 Union Camp Corp                                            1,425,098
            Notes
            6.500% November 15, 2007

                                                                      $1,425,098

RAILROADS --- 0.78%

  1,000,000 Union Pacific Corp                                         1,117,170
            Notes
            6.790% November 9, 2007

                                                                      $1,117,170

RETAIL --- 0.93%

  1,300,000 Wal-Mart Stores Inc                                        1,329,597
            Notes
            7.500% May 15, 2004

                                                                      $1,329,597

SUPRANATIONALS --- 0.72%

  1,000,000 Inter-American Development Bank                            1,028,086
            Senior Notes
            3.875% September 27, 2004

                                                                      $1,028,086

TELEPHONE & TELECOMMUNICATIONS --- 0.74%
  1,000,000 Verizon New Jersey Inc                                     1,061,821
            Debentures
            5.875% January 17, 2012

                                                                      $1,061,821

U.S. GOVERNMENTS --- 20.19%

  3,000,000 United States of America                                   3,026,484
            Treasury Notes
            5.250% February 15, 2029

  2,000,000 United States of America                                   2,118,124
            Treasury Notes
            4.875% February 15, 2012

  3,000,000 United States of America                                   3,336,210
            Treasury Notes
            5.500% May 15, 2009

  3,000,000 United States of America                                   3,027,423
            Treasury Notes
            2.875% June 30, 2004

  3,800,000 United States of America                                   4,066,593
            Treasury Notes
            5.000% August 15, 2011

  4,400,000 United States of America                                   5,325,030
            Treasury Bonds
            6.750% August 15, 2026

  3,000,000 United States of America                                   3,221,016
            Treasury Notes
            5.750% November 15, 2005

  1,000,000 United States of America                                   1,007,891
            Treasury Notes
            3.375% April 30, 2004

  3,500,000 United States of America                                   3,709,454
            Treasury Notes
            4.625% May 15, 2006

                                                                     $28,838,225

UTILITIES --- 0.76%

  1,000,000 ONEOK Inc                                                  1,082,006
            Senior Notes
            7.125% April 15, 2011

                                                                      $1,082,006

TOTAL BONDS --- 99.46%                                              $142,044,804
(Cost $135,574,821)

SHORT-TERM INVESTMENTS

    765,000 Federal Home Loan Bank                                       764,986
               .659%, January 2, 2004

TOTAL SHORT-TERM INVESTMENTS --- 0.54%                                  $764,986
(Cost $764,986)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%                           $142,809,790
(Cost $136,339,807)

Legend

** Security is an agency note with maturity date and interest rate indicated. See Notes to Financial Statements.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004